Segmental analysis	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Segmental analysis

10	Segmental analysis
The Group Chief Executive, supported by the rest of the Group Executive Committee (‘GEC’), is considered the Chief Operating Decision Maker
(‘CODM’) for the purposes of identifying the Group’s reportable segments. Global business results are assessed by the CODM on the basis of constant currency performance that removes the effects of currency translation from reported results. Therefore, we disclose these results on a constant currency basis as required by IFRS Accounting Standards. The 2022 and 2021 income statements are converted at the average rates of exchange for 2023, and the balance sheets at 31 December 2022 and 31 December 2021 at the prevailing rates of exchange on 31 December
2023.
Our operations are closely integrated and, accordingly, the presentation of data includes internal allocations of certain items of income and expense. These allocations include the costs of certain support services and global functions to the extent that they can be meaningfully attributed to global businesses. While such allocations have been made on a systematic and consistent basis, they necessarily involve a degree of subjectivity. Costs that are not allocated to global businesses are included in Corporate Centre.
Where relevant, income and expense amounts presented include the results of inter-segment funding along with inter-company and inter-
business line transactions. All such transactions are undertaken on arm’s length terms. Measurement of segmental assets, liabilities, income and expenses is in accordance with the Group’s accounting policies. Shared costs are included in segments on the basis of actual recharges.
The intra-Group elimination items for the global businesses are presented in Corporate Centre.
Resegmentation
In the first quarter of 2023, following an internal review to assess which global businesses were best suited to serve our customers’ respective needs, a portfolio of our Global Banking customers within our entities in Latin America was transferred from Global Banking and Markets to
Commercial Banking for reporting purposes. Comparative data have been re-presented accordingly. Similar smaller transfers from Global
Banking and Markets to Commercial Banking were also undertaken within our entities in Australia and Indonesia, where comparative data have not been re-presented.
Our global businesses
We provide a comprehensive range of banking and related financial services to our customers in our three global businesses. The products and services offered to customers are organised by these global businesses.
–Wealth and Personal Banking (‘WPB’) provides a full range of retail banking and wealth products to our customers from personal banking to ultra high net worth individuals. Typically, customer offerings include retail banking products, such as current and savings accounts, mortgages and personal loans, credit cards, debit cards and local and international payment services. We also provide wealth management services, including insurance and investment products, global asset management services, investment management and private wealth solutions for customers with more sophisticated and international requirements.
–Commercial Banking (‘CMB’) offers a broad range of products and services to serve the needs of our commercial customers, including small and medium-sized enterprises, mid-market enterprises and corporates. These include credit and lending, international trade and receivables finance, treasury management and liquidity solutions (payments and cash management and commercial cards), commercial insurance and investments. CMB also offers customers access to products and services offered by other global businesses, such as Global Banking and
Markets, which include foreign exchange products, raising capital on debt and equity markets and advisory services.
–Global Banking and Markets (‘GBM’) provides tailored financial solutions to major government, corporate and institutional clients and private investors worldwide. The client-focused business lines deliver a full range of banking capabilities, including financing, advisory and transaction services, a markets business that provides services in credit, rates, foreign exchange, equities, money markets and securities services, and principal investment activities.

HSBC constant currency profit before tax and balance sheet data
	2023
	Wealth and Personal Banking	Commercial Banking[3]	Global Banking and Markets[3]	Corporate Centre	Total
	$m	$m	$m	$m	$m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[2]	27,275	22,867	16,115	(199)	66,058
– external	19,107	24,209	28,021	(5,279)	66,058
– inter-segment	8,168	(1,342)	(11,906)	5,080	—
– of which: net interest income/(expense)[4]	20,492	17,147	7,141	(8,984)	35,796
Change in expected credit losses and other credit impairment charges	(1,058)	(2,062)	(326)	(1)	(3,447)
Net operating income/(expense)	26,217	20,805	15,789	(200)	62,611
Total operating expenses	(14,738)	(7,524)	(9,865)	57	(32,070)
Operating profit/(loss)	11,479	13,281	5,924	(143)	30,541
Share of profit/(loss) in associates and joint ventures less impairment[5]	65	(1)	—	(257)	(193)
Constant currency profit before tax	11,544	13,280	5,924	(400)	30,348
	%	%	%	%	%
Share of HSBC’s constant currency profit before tax	38.0	43.8	19.5	(1.3)	100.0
Constant currency cost efficiency ratio	54.0	32.9	61.2	28.6	48.5
Constant currency balance sheet data	$m	$m	$m	$m	$m
Loans and advances to customers (net)	454,878	309,422	173,966	269	938,535
Interests in associates and joint ventures	551	28	111	26,654	27,344
Total external assets	937,079	632,406	1,331,395	137,797	3,038,677
Customer accounts	804,863	475,666	330,522	596	1,611,647

	2022¹
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[2]	20,884	16,283	14,602	(1,898)	49,871
– external	18,299	16,973	18,744	(4,145)	49,871
– inter-segment	2,585	(690)	(4,142)	2,247	—
– of which: net interest income/(expense)[4]	15,971	11,763	4,696	(2,668)	29,762
Change in expected credit losses and other credit impairment charges	(1,186)	(1,862)	(573)	(9)	(3,630)
Net operating income/(expense)	19,698	14,421	14,029	(1,907)	46,241
Total operating expenses	(14,248)	(6,894)	(9,338)	(1,822)	(32,302)
Operating profit/(loss)	5,450	7,527	4,691	(3,729)	13,939
Share of profit/(loss) in associates and joint ventures	30	—	(2)	2,574	2,602
Constant currency profit/(loss) before tax	5,480	7,527	4,689	(1,155)	16,541
	%	%	%	%	%
Share of HSBC’s constant currency profit before tax	33.1	45.6	28.3	(7.0)	100.0
Constant currency cost efficiency ratio	68.2	42.3	64.0	(96.0)	64.8
Constant currency balance sheet data	$m	$m	$m	$m	$m
Loans and advances to customers (net)	434,122	316,863	190,202	361	941,548
Interests in associates and joint ventures	514	33	93	28,143	28,783
Total external assets	893,867	620,193	1,341,575	152,049	3,007,684
Customer accounts	793,310	472,424	332,303	458	1,598,495

HSBC constant currency profit before tax and balance sheet data (continued)
	2021
	Wealth and Personal Banking	Commercial Banking	Global Banking and Markets	Corporate Centre	Total
	$m	$m	$m	$m	$m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[2]	20,972	12,699	13,086	(678)	46,079
– external	20,787	12,685	14,533	(1,926)	46,079
– inter-segment	185	14	(1,447)	1,248	—
– of which: net interest income/(expense)[4]	13,445	8,467	3,419	(714)	24,617
Change in expected credit losses and other credit impairment charges	195	339	221	3	758
Net operating income/(expense)	21,167	13,038	13,307	(675)	46,837
Total operating expenses	(15,338)	(6,691)	(9,255)	(960)	(32,244)
Operating profit/(loss)	5,829	6,347	4,052	(1,635)	14,593
Share of profit in associates and joint ventures	36	1	—	2,770	2,807
Constant currency profit/(loss) before tax	5,865	6,348	4,052	1,135	17,400
	%	%	%	%	%
Share of HSBC’s constant currency profit before tax	33.7	36.5	23.3	6.5	100.0
Constant currency cost efficiency ratio	73.1	52.7	70.7	(141.6)	70.0
Constant currency balance sheet data	$m	$m	$m	$m	$m
Loans and advances to customers (net)	473,304	340,603	196,193	712	1,010,812
Interests in associates and joint ventures	493	31	101	27,036	27,661
Total external assets	905,024	605,696	1,171,909	178,074	2,860,703
Customer accounts	834,767	495,492	322,306	622	1,653,187
1  From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.
2  Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.
3In the first quarter of 2023, following an internal review to assess which global businesses were best suited to serve our customers’ respective needs, a portfolio of our customers within our entities in Latin America was transferred from GBM to CMB for reporting purposes. Comparative data have been re-presented accordingly.
4  Net interest expense recognised in Corporate Centre includes $8.7bn (2022: $2.5bn; 2021: undisclosed) of interest expense in relation to the internal cost to fund trading and fair value net assets; and the funding cost of foreign exchange swaps in our Markets Treasury function. In the second quarter of 2023, we implemented a consistent reporting approach across the most material entities that contribute to our trading and fair value net assets, which resulted in an increase to the associated funding costs reported through the intersegment elimination in Corporate Centre.
5  Includes an impairment loss of $3.0bn recognised in respect of the Group’s investment in BoCom. See Note 18 on page 418.
Reported external net operating income is attributed to countries and territories on the basis of the location of the branch responsible for reporting the results or advancing the funds:

	2023	2022¹	2021
	$m	$m	$m
Reported external net operating income/(expense) by country/territory[2]	66,058	50,620	49,552
– UK	11,027	11,710	10,909
– Hong Kong	20,185	15,454	14,245
– US	3,816	3,893	3,795
– France	4,208	(177)	2,179
– other countries/territories	26,822	19,740	18,424
1From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.
2Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

Constant currency results reconciliation
	2023	2022¹			2021
	Reported and constant currency	Constant currency	Currency translation	Reported	Constant currency	Currency translation	Reported
	$m	$m	$m	$m	$m	$m	$m
Revenue[2]	66,058	49,871	(749)	50,620	46,079	(3,473)	49,552
ECL	(3,447)	(3,630)	(46)	(3,584)	758	(170)	928
Operating expenses	(32,070)	(32,302)	399	(32,701)	(32,244)	2,376	(34,620)
Share of profit in associates and joint ventures less impairment[3]	(193)	2,602	(121)	2,723	2,807	(239)	3,046
Profit before tax	30,348	16,541	(517)	17,058	17,400	(1,506)	18,906
1  From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.
2  Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.
3  Includes an impairment loss of $3.0bn recognised in respect of the Group’s investment in BoCom. See Note 18 on page 418.

Constant currency balance sheet reconciliation
	2023	2022¹			2021
	Reported and constant currency	Constant currency	Currency translation	Reported	Constant currency	Currency translation	Reported
	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)	938,535	941,548	(17,987)	923,561	1,010,812	35,002	1,045,814
Interests in associates and joint ventures	27,344	28,783	471	29,254	27,661	1,948	29,609
Total external assets	3,038,677	3,007,684	(58,398)	2,949,286	2,860,703	97,236	2,957,939
Customer accounts	1,611,647	1,598,495	(28,192)	1,570,303	1,653,187	57,387	1,710,574
1From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

Notable items
	2023	2022	2021
	$m	$m	$m
Year ended 31 Dec
Notable items
Revenue
Disposals, acquisitions and related costs[1,2]	1,298	(2,737)	—
Fair value movements on financial instruments[3]	14	(618)	(221)
Restructuring and other related costs	—	(247)	(307)
Disposal losses on Markets Treasury repositioning	(977)	—	—
Operating expenses
Disposals, acquisitions and related costs	(321)	(18)	—
Impairment of non-financial items	—	—	(587)
Restructuring and other related costs[4]	136	(2,882)	(1,836)
Impairment of interests in associates[5]	(3,000)	—	—
1Includes the impact of the sale of our retail banking operations in France.
2  Includes the provisional gain of $1.6bn recognised in respect of the acquisition of SVB UK.
3  Fair value movements on non-qualifying hedges in HSBC Holdings.
4  Amounts in 2023 relate to reversals of restructuring provisions recognised during 2022.
5 Relates to an impairment loss of $3.0bn recognised in respect of the Group’s investment in BoCom. See Note 18 on page 418